Related Parties - Narrative (Details) - EUR (€)				12 Months Ended
	Oct. 07, 2022	Jul. 21, 2022	Jan. 05, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Unearned premiums				€ 6,598,467	€ 5,303,931
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A. Specialised credit institution
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in subsidiary (as a percent)				50.00%
Telefónica Factoring España, S.A. Factoring
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in subsidiary (as a percent)				50.00%
Telefonica Renting, S.A.
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in subsidiary (as a percent)		50.00%
Adquira España, S.A.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (as a percent)				44.44%
CaixaBank
Disclosure of transactions between related parties [line items]
Guarantees				€ 160,000,000	190,000,000
Purchase of goods				53,000,000	57,000,000
Purchase of assets				82,000,000	92,000,000
Expense recognised during period for bad and doubtful debts for related party transaction				3,000,000	1,000,000
Outstanding commitments made by entity, related party transactions				119,000,000	73,000,000
CaixaBank | Derivative instruments
Disclosure of transactions between related parties [line items]
Credit derivative, fair value				41,000,000	26,000,000
Nominal amount of hedging instrument				264,000,000	264,000,000
Guarantees				43,000,000	21,000,000
CaixaBank | Movistar Fusion & Terminal
Disclosure of transactions between related parties [line items]
Purchase of goods				405,000,000	186,000,000
Expense recognised during period for bad and doubtful debts for related party transaction				19,000,000
Outstanding commitments made by entity, related party transactions				€ 501,000,000	€ 176,000,000
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)				0.73%	0.66%
Guarantees				€ 165,000,000	€ 147,000,000
Purchase of goods				0	2,000,000
BBVA | Derivative instruments
Disclosure of transactions between related parties [line items]
Credit derivative, fair value				185,000,000	314,000,000
Nominal amount of hedging instrument				5,778,000,000	6,664,000,000
Guarantees				€ 236,000,000	€ 262,000,000
Banco Bilbao Vizcaya Argentaria And Caixabank | Derivative instruments
Disclosure of transactions between related parties [line items]
Credit Derivatives, To Total , Percentage				7.00%
CaixaBank
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)				3.50%
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)				4.87%
Proportion of ownership shares held				4.97%
BBVA | Adquira España, S.A.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (as a percent)				44.44%
Blackrock inc.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	4.49%			4.48%
Proportion of ownership shares held	4.96%
Telefónica Digital Ltd. Developer Telco Services | Movistar Consumer Finance Colombia SAS.
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in joint venture			5000.00%